Business combinations, 2022 (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business combinations [Abstract]
Investments accounted for using equity method			$ 275,572	$ 294,581
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets				542,728
Cash&cash and equivalents				21,012
Other current assets				61,010
Non-current Project debt				(288,352)
Other current and non-current liabilities				(87,881)
Total net assets acquired at fair value				213,916
Asset acquisition - purchase price paid				(210,868)
Net result of business combinations				0
Revenue contributed by the acquisitions				163,500
Amount of loss after tax				800
Additional revenue amount				17,700
Additional amount of profit after tax				$ 3,300
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets			46,343
Cash&cash and equivalents			1,057
Other current assets			6,789
Non-current Project debt			(1,629)
Other current and non-current liabilities			(10,593)
Total net assets acquired at fair value			41,967
Asset acquisition - purchase price paid			(41,967)
Net result of business combinations			0
Revenue contributed by the acquisitions			2,100
Amount of loss after tax			(200)
Additional revenue amount			700
Additional amount of profit after tax			200
Chile TL4 [Member]
Business combinations [Abstract]
Installed capacity | MW		63
Number of substations | Substation		2
Investments accounted for using equity method		$ 39,000	$ 8,000
Italy PV 4 [Member]
Business combinations [Abstract]
Installed capacity | MW	3.6
Investments accounted for using equity method	$ 3,700